Schedule of Effective Income Tax Rate Reconciliation (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule Of Effective Income Tax Rate Reconciliation
Profit/(loss) before income taxes		$ (3,126,795)	$ (24,375,553)	$ 10,418,727	$ 12,059,746
Tax at the statutory rate at 16.5%		16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (515,921)	$ (4,021,966)	$ 1,719,090	$ 1,989,858
Tax effect of profit (loss) from entity not subject to income taxes		93,455	728,548
Tax effect of income that is not taxable	[1]	(952)	(7,423)	(31,658)	(20,532)
Effect of two-tier tax rate				(165,000)	(165,000)
Others		4,389	34,216
Income tax expense		$ (419,029)	$ (3,266,625)	$ 1,522,432	$ 1,804,326

[1]	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.